FINANCIAL INSTRUMENTS - Fair value hierarchy - Assets (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	¥ 678,779	¥ 617,219	¥ 637,681
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	126,393	75,139
At fair value [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	105,917	66,229
At fair value [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	19,366	8,115
At fair value [member] | Non-publicly traded investments - current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		14
At fair value [member] | Publicly traded investments-non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	1,110	781
At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	20,476	8,896
At fair value [member] | Level 1 [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	19,366	8,115
At fair value [member] | Level 1 [member] | Publicly traded investments-non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	1,110	781
At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	105,917	66,243
At fair value [member] | Level 2 [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	¥ 105,917	66,229
At fair value [member] | Level 2 [member] | Non-publicly traded investments - current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		¥ 14